Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 4,677,635	¥ 4,378,991	¥ 4,294,287
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,142,339	1,155,632	1,165,792
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		771,697	793,239
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		370,642	362,393
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,126,058	1,906,022	1,856,623
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,840,644	1,598,827
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		226,221	245,139
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		59,193	62,056
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,394,432	1,300,921
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		143,103	99,028	89,084
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		72,597	49,113
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		70,506	49,915
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		386,716	355,049
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		62,954	66,047
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		801,659	780,797
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	14,806	16,416	¥ 16,756
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,580,112	4,292,945
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,126,844	1,140,825
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		765,613	787,081
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		361,231	353,744
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,087,663	1,870,447
Performing | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,832,996	1,593,005
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		220,801	239,523
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		33,866	37,919
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,353,797	1,269,021
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		72,597	48,881
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		67,990	45,699
Performing | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		371,534	352,669
Performing | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		62,470	64,665
Performing | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		779,206	757,107
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,808	12,652
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		69,780	58,827
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,147	23,163
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,983	4,434
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,914	3,945
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,250	14,784
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		40,635	31,900
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	232
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,516	4,216
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,182	2,380
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		484	1,382
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		22,453	23,690
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,998	3,764
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		27,743	27,219
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,495	14,807
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,084	6,158
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,411	8,649
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,248	12,412
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,665	1,388
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,506	1,671
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,077	9,353
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		97,523	86,046
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,495	14,807
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,084	6,158
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,411	8,649
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		38,395	35,575
Nonperforming | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,648	5,822
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,420	5,616
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		25,327	24,137
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		40,635	31,900
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	232
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,516	4,216
Nonperforming | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,182	2,380
Nonperforming | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		484	1,382
Nonperforming | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		22,453	23,690
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 2,998	¥ 3,764

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.